Chrysler Financial Services Americas LLC	Distribution Date: 10-Jan-11
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 1 of 3

Payment Determination Statement Number			4
Distribution Date			10-Jan-11
Record Date			09-Jan-11

Dates Covered		From and Including	To and Including
Collections Period		01-Dec-10	31-Dec-10
Accrual Period		08-Dec-10	09-Jan-11
30/360 Days		30
Actual/360 Days		33

		Number of
Collateral Pool Balance Data		Accounts	$ Amount
Pool Balance — Beginning of Period		149,719	$1,838,403,253.34
Collections of Installment Principal			54,700,426.50
Collections Attributable to Full Payoffs			26,483,538.13
Principal Amount of Repurchases			52,955.84
Principal Amount of Gross Losses			3,632,706.76

Pool Balance — End of Period(EOP)		146,096	$1,753,533,626.11

Pool Statistics	End of Period
Initial Pool Balance (Pool Balance at the Purchase Date)	$2,100,840,515.46
Pool Factor (Pool Balance as a % of Initial Pool Balance)	83.47%

Ending Overcollateralization(O/C) Amount	$133,127,617.83
Coverage Ratio (Ending Pool Balance as a % of Ending Notes)	108.216%
Ending Reserve Account Balance	$10,504,202.58

Net Credit Losses	$1,979,062.03	Trigger	Compliance?

Net Credit Loss Percentage	0.150%	8.00%	Yes
Cumulative Net Credit Losses	$3,160,740.33
Cumulative Recovery Ratio	46.209%

	$ Amount	% of EOP Pool Bal.	# of Accounts
Delinquency Information:(1)
31-60 Days Delinquent	$32,127,684.46	1.832%	2,390
61-90 Days Delinquent	2,829,446.69	0.161%	202
91-120 Days Delinquent	979,001.51	0.056%	60
121 Days or More Delinquent	48,411.87	0.003%	3
Repossessions	7,901,371.34	0.451%	488

(1) A receivable is not considered past due if the amount past due is less than 10% of the scheduled monthly payment.

60+ Days Delinquency Amount			$11,758,231.41
60+ Days Delinquency Ratio (3 mos weighted avg.)			0.50584%

		Current Month	Prior Month
Weighted Average A.P.R.		7.227%	7.212%
Weighted Average Remaining Term (months)		34.13	34.95
Weighted Average Seasoning (months)		33.85	32.90

Chrysler Financial Services Americas LLC	Distribution Date: 10-Jan-11
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 2 of 3

Cash Sources
Collections of Installment Principal		$54,700,426.50
Collections Attributable to Full Payoffs		26,483,538.13
Principal Amount of Repurchases		52,955.84
Recoveries on Loss Accounts		1,653,644.73
Collections of Interest		11,002,573.24
Investment Earnings		3,394.36
Reserve Account Draw		0.00

Total Sources		$93,896,532.80

Cash Uses
Servicer Fee		$1,532,002.71
Backup Servicer Fee		15,320.03
A Note Interest		778,766.18
First Priority Principal Distribution Amount		0.00
B Note Interest		114,101.63
Second Priority Principal Distribution Amount		0.00
C Note Interest		134,803.33
Third Priority Principal Distribution Amount		0.00
D Note Interest		320,449.07
Fourth Priority Principal Distribution Amount		0.00
Replenish Reserve Fund		0.00
Required Principal Distribution Amount		91,001,089.85
Indemnity Amounts		0.00
Additional Servicing Fees		0.00
Distribution to Class E Noteholders		0.00

Total Cash Uses		$93,896,532.80

Administrative Payment
Total Principal and Interest Sources		$93,896,532.80
Investment Earnings in Trust Account		(3,394.36)
Daily Collections Remitted		(93,855,079.13)
Reserve Account Draw		0.00
Servicer Fee		(1,532,002.71)
Distribution to Class E Noteholders		0.00

Payment Due to/(from) Trust Account		$(1,493,943.40)

O/C Release (Prospectus pg S42)
Pool Balance		$1,753,533,626.11

Total Securities		$1,620,406,008.28

Adjusted O/C Amount		$133,127,617.83

Target Overcollateralization Amount		$140,282,690.09

O/C Release Period?		No

O/C Release		$0.00

Current Net Credit Loss Percentage		0.150%

	Required O/C %
If Net Credit Loss Percentage is
<=5.50%	8.00%
>5.50% but <=6.50%	12.00%
>6.50%	15.00%
Current Required O/C%		8.000%

Chrysler Financial Services Americas LLC	Distribution Date: 10-Jan-11
CFAST 2010-A Monthly Servicer’s Certificate (MQ)	Page 3 of 3

	Beginning	Ending	Ending Balance	Principal	Principal per	Interest	Interest
Notes	Balance	Balance	per $1000 Face	Payment	$1000 Face	Payment	$1000 Face
Class A-1 688,000,000.00 @ 0.33579%	399,407,098.13	308,406,008.28	448.2645469	91,001,089.85	132.2690259	122,940.50	0.1786926
Class A-2 720,000,000.00 @ 0.69%	720,000,000.00	720,000,000.00	1,000.0000000	0.00	0.0000000	414,000.00	0.5750000
Class A-3 318,891,000.00 @ 0.91%	318,891,000.00	318,891,000.00	1,000.0000000	0.00	0.0000000	241,825.68	0.7583333
Class B 82,983,000.00 @ 1.65%	82,983,000.00	82,983,000.00	1,000.0000000	0.00	0.0000000	114,101.63	1.3750001
Class C 80,882,000.00 @ 2.00%	80,882,000.00	80,882,000.00	1,000.0000000	0.00	0.0000000	134,803.33	1.6666666
Class D 109,244,000.00 @ 3.52%	109,244,000.00	109,244,000.00	1,000.0000000	0.00	0.0000000	320,449.07	2.9333334

Total Notes	$1,711,407,098.13	$1,620,406,008.28		$91,001,089.85		$1,348,120.21

*	Class A-1 Interest is computed on an Actual/360 basis while the remaining interest calculations are based on a 30/360 basis. Actual days in current period 33

Manager (248) 427-2557	05-Jan-11 Date